PENSION AND POST-RETIREMENT BENEFIT PLANS - Weighted Average Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Cash balance interest credit rate	2.39%	2.39%	2.39%
United States | Pension
Weighted Average Assumptions Used in Calculating Benefit Obligation
Discount rate	4.58%	5.27%
Rate of compensation increase		2.96%
Cash balance interest credit rate	2.39%	2.39%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	5.27%	5.36%	5.48%
Expected return on plan assets		5.22%	4.48%
Rate of compensation increase		2.90%	2.99%
United States | Post-Retirement
Weighted Average Assumptions Used in Calculating Benefit Obligation
Discount rate	5.14%	5.55%
Rate of compensation increase	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	5.55%	5.11%	5.46%
Rate of compensation increase	3.50%	3.50%	3.50%
Assumed healthcare cost trend rate
Initial level	7.00%	6.50%	6.00%
Ultimate level	5.00%	5.00%	5.00%
Years to ultimate level	8 years	6 years	4 years
U.K. | Pension
Weighted Average Assumptions Used in Calculating Benefit Obligation
Discount rate	5.14%	4.99%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	4.99%	4.06%	4.13%
Expected return on plan assets	4.99%	4.06%	4.12%